Shareholders' Equity (Details Narrative) (USD $)	0 Months Ended			2 Months Ended	12 Months Ended	0 Months Ended
	Mar. 08, 2013	May 09, 2012	Mar. 23, 2011	Mar. 31, 2011	Dec. 31, 2012	Mar. 08, 2013 Quarterly Dividend	Dec. 31, 2012 Quarterly Dividend	Aug. 31, 2012 Quarterly Dividend	May 31, 2012 Quarterly Dividend	May 31, 2012 Special Dividend
Issuance of common stock for cash contribution		800,000		400,000
Value of common stock shares issued and sold		$ 0.001		$ 0.25
Proceeds from sale/issuance of common stock				$ 100,000
Net proceeds from sale/issuance of common stock				96,816
Offering costs expense				3,184
Proceeds from exercise of warrant		500,000			500,000
Date of Warrant Exercised		May 09, 2012	May 09, 2012		May 09, 2012
Price per share on warrants exercised		$ 0.625
Cash dividend issued to shareholders	$ 266,072				$ 2,589,011	$ 266,002	$ 265,324	$ 220,550	$ 191,194	$ 1,911,943
Record date									May 21, 2012	May 21, 2012
Shares issued for services rendered, shares	63,868